Prepayment and Other Current Assets, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Prepayment and Other Current Assets, Net [Line Items]
Prepayment		¥ 168,139
Compensation cost		268,668
Prepayment balances		165,300
Prepaid Asset [Member]
Prepayment and Other Current Assets, Net [Line Items]
Prepayment	$ 43,196	291,944
Compensation cost	$ 3,600	¥ 24,702